Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Short-Term Borrowings
Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2019	2020
Unsecured loans:
with a weighted-average interest rate of 2.52%	55,186
with a weighted-average interest rate of 0.86%		91,725
Repurchase agreement:
with a weighted-average interest rate of 0.56%	432,820
with a weighted-average interest rate of 0.93%		567,194
Secured call money:
with a weighted-average interest rate of 0.18%	130,612
with a weighted-average interest rate of 0.13%		151,257

	618,618	810,176

Long-Term Debt
Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2019	2020
Unsecured loans, representing obligations principally to banks:
Due 2019 to 2024, with interest rates ranging from 0.01 % to 7.89 % per annum	57,321
Due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum		17,880
Unsecured 0.05% bonds, due 2019	69,964
Unsecured 2.07% bonds, due 2019	50,000
Unsecured 0.23% bonds, due 2021	89,819	89,894
Unsecured 0.11% bonds, due 2022	10,000	10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.13% bonds, due 2024		29,886
Unsecured 0.22% bonds, due 2025	10,000	10,000
Unsecured 0.42% bonds, due 2026	24,911	24,923
Unsecured 0.18% bonds, due 2026		10,000
Unsecured 0.30% bonds, due 2029		59,738
Unsecured zero coupon convertible bonds, due 2022:
Conversion price 5,008.0 yen per common share	119,961
Conversion price 4,996.0 yen per common share		119,531
Secured 0.00% loans, due 2020 to 2023	200,003	201,205
Finance lease liabilities and other*:
Due 2019 to 2048, with interest rates ranging from 0.36% to 9.14% per annum	72,991
Due 2020 to 2050, with interest rates ranging from 0.01% to 12.59% per annum		56,350
Guarantee deposits received	10,863	10,366

	740,833	664,773
Less — Portion due within one year	172,461	29,807

	568,372	634,966

*	Finance lease liabilities and other were represented as Capital lease obligations and other as of the fiscal year ended March 31, 2019.

Aggregate Amounts of Annual Maturities of Long-Term Debt
Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2021	29,807
2022	159,102
2023	229,617
2024	81,041
2025	43,923
Later fiscal years	121,283

Total	664,773